INCOME TAX (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax rate	25.00%	25.00%
Statutory income tax rate	16.50%	16.50%
Valuation allowance against deferred tax asset	100.00%	100.00%	100.00%
Yubo Beijing [Member]
Net losses	$ 422,530	$ 649,871	$ 597,713	$ 231,193
Yubo Jingzhi [Member]
Net losses	518	1,207
Yubo Global [Member]
Net losses	$ 145,399	$ 488,790